Shareholder Report, Average Annual Return (Details)	12 Months Ended	39 Months Ended	60 Months Ended	101 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000225818
Average Annual Return [Line Items]
Average Annual Return, Percent	1.18%	(1.11%)
Without Sales Load [Member] | C000166332
Average Annual Return [Line Items]
Average Annual Return, Percent	1.08%		1.65%	2.29%
Without Sales Load [Member] | C000005526
Average Annual Return [Line Items]
Average Annual Return, Percent	0.77%		1.45%		1.43%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(2.93%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%		(0.17%)	1.17%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%		(0.17%)		1.26%
Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.56%	(0.56%)
Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.56%		2.09%	2.63%
Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.56%		2.09%		1.86%